Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Deposits paid	$ 255		$ 243
Prepayments	76		104
Other receivables	152		222
Other tax recoverable	3		3
Prepayments and other current assets	$ 486		$ 572
ZHEJIANG TIANLAN
Prepayments | ¥		¥ 12,547		¥ 22,717
Prepayments and other current assets | ¥		21,151		33,498
Deposits paid for bidding projects and temporary payments | ¥		6,004		7,030
Other current assets | ¥		¥ 2,600		¥ 3,751